Share-Based Compensation - Additional information (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2019 item shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option in grants			281,250	281,250
Weighted Average exercise price of grants | ¥ / shares				¥ 0.57
Common Stock, Shares, Issued	3,608,834,920
Restricted Stock | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	25,057,850
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation cost | ¥	¥ 58,412
Weighted average period	1 year 7 months 6 days
Total intrinsic value of options exercised | ¥	¥ 21,003	¥ 6,190
Employee Stock Option | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Types of Award | item						3
Maximum shares available for issuance						62,504,000
Number of Additional shares reserved						321,655,746
Increase in maximum shares available for issuance						384,159,746
Number of option in grants	0	0	281,250	281,250
Expiration period	10 years
Weighted Average exercise price of grants | (per share)			$ 0.08	¥ 0.57
Employee Stock Option | 2018 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation award vesting period	4 years
Employee Stock Option | 2018 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation award vesting period	1 year
Employee Stock Option | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option in grants	0	0
Expiration period					10 years
Common Stock, Shares, Issued					80,508,501
Percentage of total number of shares issued and outstanding					2.00%
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of vested | ¥	¥ 44,733	¥ 26,798
Restricted share units | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	3,180,000	22,140,000	69,910,980	69,910,980
Restricted share units | 2018 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation award vesting period	4 years
Restricted share units | 2018 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation award vesting period	1 year
Restricted share units | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	25,057,850	48,636,040
Restricted share units | 2021 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation award vesting period	4 years
Restricted share units | 2021 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation award vesting period	1 year